Consolidated Statement of Stockholders' Equity - USD ($) $ in Millions	Total	Total HC2 Stockholders' Equity	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Temporary Equity
Beginning balance (in shares) at Dec. 31, 2017			44,200,000
Beginning balance at Dec. 31, 2017	$ 188.1	$ 73.1	$ 0.0	$ 254.7	$ (2.1)	$ (221.2)	$ 41.7	$ 115.0	$ 27.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	12.7	12.7		12.7
Fair value adjustment of redeemable noncontrolling interest	$ (2.5)	(2.5)		(2.5)					2.5
Exercise of stock options (in shares)	274,037		100,000
Exercise of stock options	$ 0.2	0.2		0.2
Taxes paid in lieu of shares issued for share-based compensation (in shares)			(100,000)
Taxes paid in lieu of shares issued for share-based compensation	(0.5)	(0.5)			(0.5)
Preferred stock dividend	(5.7)	(5.7)		(5.7)
Amortization of issuance cost	(0.1)	(0.1)		(0.1)					0.1
Issuance of common stock (in shares)			700,000
Issuance of common stock	0.0
Purchase of preferred stock by subsidiary	0.2	0.2		0.2					(6.1)
Transactions with noncontrolling interests	(22.0)	5.1		1.5			3.6	(27.1)	6.2
Other	(0.5)	(0.5)		(0.5)
Net income (loss)	181.1	162.0				162.0		19.1
Net (loss) income	179.9								(1.2)
Other comprehensive income (loss)	(159.7)	(158.0)					(158.0)	(1.7)	(1.1)
Ending balance (in shares) at Dec. 31, 2018			44,900,000
Ending balance at Dec. 31, 2018	193.7	88.1	$ 0.0	260.5	(2.6)	(57.2)	(112.6)	105.6	28.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	8.7	8.7		8.7
Fair value adjustment of redeemable noncontrolling interest	$ (2.0)	(2.0)		(2.0)					2.0
Exercise of stock options (in shares)	0
Taxes paid in lieu of shares issued for share-based compensation (in shares)			(200,000)
Taxes paid in lieu of shares issued for share-based compensation	$ (0.7)	(0.7)			(0.7)
Preferred stock dividend	(0.9)	(0.9)		(0.9)
Issuance of common stock (in shares)			1,400,000
Issuance of common stock	0.0
Purchase of preferred stock by subsidiary	1.7	1.7		1.7					(10.0)
Transactions with noncontrolling interests	1.3	6.8		6.8				(5.5)	3.3
Other	(0.3)	(0.3)		(0.3)
Net income (loss)	(34.8)	(31.5)				(31.5)		(3.3)
Net (loss) income	(36.1)								(1.3)
Other comprehensive income (loss)	279.0	281.3					281.3	(2.3)	(0.6)
Ending balance (in shares) at Dec. 31, 2019			46,100,000
Ending balance at Dec. 31, 2019	$ 443.6	$ 349.8	$ 0.0	$ 281.1	$ (3.3)	$ (96.7)	$ 168.7	$ 93.8	$ 21.6